Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	4 Months Ended	6 Months Ended	10 Months Ended	2 Months Ended	6 Months Ended	8 Months Ended	4 Months Ended	12 Months Ended
	Jun. 30, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2012 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor
Cash flows from operating activities:
Net income (loss)	$ (10.8)	$ (11.3)	$ (3.9)	$ 10.8	$ 23.3	$ 47.9	$ (52.4)	$ 48.8	$ 44.9
Less: income (loss) from discontinued operations, net of tax								(0.5)	8.2
Income (loss) from continuing operations						47.9	(52.4)	49.3	36.7
Adjustments to reconcile income (loss) from continuing operations to net cash provided by operating activities:
Depreciation and amortization	29.0	90.5	115.0	29.0	90.5	115.0	29.2	85.3	81.6
Loss on early extinguishment of debt								59.3	11.0
Stock-based compensation	0.4	3.5	2.7		3.5	2.3	2.0	4.6	28.7
Deferred financing fees	0.5	5.2	2.1		2.4		3.9	4.2	17.1
Provision (reduction) for losses on trade accounts receivable	0.1	0.4	(1.9)	0.1	0.4	(1.9)	3.1	1.9	1.5
Change in control transaction fees				0.3		0.4	20.9		27.7
Deferred taxes	(6.1)	(10.1)	(5.1)	3.5	3.2	11.8	(18.3)	(3.5)	12.7
Amortization of 11.375% notes purchase accounting fair value adjustment	(2.6)	(8.4)	(10.8)	(2.6)	(8.5)	(10.8)
Equity in net income of affiliates, net of dividends	3.8		1.3	3.8		1.3	(3.7)	(3.4)	(3.5)
Loss (gain) on sale of assets		(1.3)			(1.3)		0.1	(0.3)	(3.8)
Other	0.2	(0.1)	2.6	0.3	(0.1)	2.6	(0.7)	2.8	(0.5)
Changes in assets and liabilities:
Trade accounts receivable	(9.1)	(12.2)	(1.0)	(9.1)	(12.2)	(1.0)	(24.7)	(11.6)	(12.6)
Other current and long-term assets	(79.4)	1.1	(78.8)	1.3	(1.2)	2.8	1.5	(3.3)	(2.1)
Trade accounts payable	(5.2)	9.2	(0.8)	(5.3)	9.4	(1.2)	1.6	14.9	9.0
Other current and long-term liabilities	(5.4)	(19.2)	25.6	(20.8)	(15.2)	(77.5)	89.9	4.3	1.1
Cash provided by (used in) operating activities of continuing operations						91.7	52.4	204.5	204.6
Cash used in operating activities of discontinued operations								(1.3)	(4.2)
Cash provided by (used in) operating activities	(84.6)	47.3	47.0	11.3	94.2	91.7	52.4	203.2	200.4
Cash flows from investing activities:
Capital expenditures for property and equipment	(7.4)	(30.2)	(48.8)	(7.4)	(30.2)	(48.8)	(20.4)	(74.0)	(46.8)
Investments in trading securities	(0.1)	(1.4)	(0.5)	(0.1)	(1.4)	(0.5)	(1.1)	(1.2)	(1.3)
Proceeds from sale of trading securities		2.2			2.2		1.1	9.9	1.3
Proceeds from sale and redemption of investments in available-for-sale securities								0.2	114.4
Acquisition of TransUnion Corp, net of cash acquired	(1,485.9)		(1,485.9)	(10.5)	(30.3)		(0.1)
Investments in held-to-maturity securities								(6.3)
Proceeds from held-to-maturity securities								6.3	4.9
Proceeds from sale of assets of discontinued operations									10.6
Acquisitions and purchases of noncontrolling interests, net of cash acquired	(10.5)	(30.3)	(14.2)			(14.2)	(0.1)	(105.2)	(14.0)
Acquisition related deposits			3.7			3.7		(8.6)
Proceeds from sale of other assets		4.2			4.2		0.2
Other						(1.4)	0.9	(2.7)	1.3
Other		1.1	(1.4)		1.1		0.7
Cash (used in) provided by investing activities	(1,503.9)	(54.4)	(1,547.1)	(18.0)	(54.4)	(61.2)	(19.6)	(181.6)	70.4
Cash flows from financing activities:
Proceeds from 9.625% notes	600.0		600.0
Proceeds from senior secured credit facility		923.4			923.4			950.0	950.0
Proceeds from 8.125% notes			398.0
Extinguishment of senior secured credit facility		(923.4)			(923.4)			(945.2)
Prepayment fee on early extinguishment of senior secured term loan								(9.5)
Proceeds from issuance of 11.375% notes									645.0
Proceeds from RFC loan									16.7
Proceeds from revolving line of credit									15.0
Repayments of debt	(2.4)	(5.8)	(17.2)	(2.4)	(5.8)	(17.2)	(14.6)	(11.7)	(609.5)
Treasury stock purchases		(2.0)	(0.7)				(1.3)	(0.2)	(5.4)
Distribution of merger consideration							(1.3)	(4.3)	(1,178.6)
Debt financing fees	(16.3)	(3.7)	(41.3)		(3.2)		(6.1)	(11.3)	(85.5)
Proceeds from issuance of common stock	1,094.2	0.3	1,097.3
Change in control transaction fees				(0.3)		(0.4)	(20.9)		(27.7)
Distributions to noncontrolling interests	(0.3)	(1.1)	(7.2)	(0.3)	(1.1)	(7.2)	(0.4)	(8.5)	(8.6)
Dividends			(373.8)		(49.1)	(27.9)
Stockholder contributions						80.8		0.3
Other	0.1	0.1		0.1	0.1		(1.7)
Other							(0.4)	(0.8)	(1.9)
Cash (used in) provided by financing activities	1,675.3	(12.2)	1,655.1	(2.9)	(59.1)	28.1	(45.0)	(41.2)	(290.5)
Effect of exchange rate changes on cash and cash equivalents	(0.8)	(4.8)	(0.7)	(0.8)	(4.8)	(0.7)	0.8	(3.8)	1.8
Net change in cash and cash equivalents	86.0	(24.1)	154.3	(10.4)	(24.1)	57.9	(11.4)	(23.4)	(17.9)
Cash and cash equivalents, beginning of period		154.3		96.4	154.3	96.4	107.8	131.2	149.1
Cash and cash equivalents, end of period	86.0	130.2	154.3	86.0	130.2	154.3	96.4	107.8	131.2
Noncash investing activities & Noncash financing activities:
Exchange of TransUnion Holding Company, Inc. common stock for ownership interest in TransUnion Corp.			10.4
Nonmonetary exchange of property and equipment									4.4
Note payable for acquisition of noncontrolling interests								1.8
Property and equipment acquired through capital lease obligations								0.3
Cash paid during the year for:
Interest			140.4			112.5	12.7	122.8	80.9
Income taxes, net of refunds			$ 14.9			$ 14.9	$ 5.6	$ 10.1	$ 33.5